RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RESTRICTED NET ASSETS
Restricted net assets	¥ 1,356.9	¥ 118.1	¥ 59.4
Percentage of consolidated net assets	17.91%	4.50%	4.60%